Leases - Schedule of Disclosure in Tabular Form of Nature of Companies Leases (Detail)	3 Months Ended
Jul. 31, 2024
Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	3
No. of leases with extension options	1
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	2
No. of leases with termination options	2
Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	5
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	5
No. of leases with termination options	5
Weighted average | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	7 years 6 months
Weighted average | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	10 months 24 days
Bottom of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	5 years 4 months 24 days
Bottom of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 months 18 days
Top of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	9 years 4 months 24 days
Top of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years 4 months 24 days